Details expense and weighted average (Detail) - Details expense and weighted average [domain member] - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details expense and weighted average [line items]
Expense for equity-settled share-based payment Materialise	€ 819	€ 921	€ 714
Expense for cash-settled shared-based payment Materialise	204	46	43
Weighted-average remaining estimated life	6.92	4.38	5.5
Weighted-average fair value of warrants outstanding	5.6	6.01	3.54
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period	8.05	8.06	8.81
Cash settled liability share options granted	351	147	101
Instrinsic-value cash-settled warrants	€ 0	€ 0	€ 0